Shareholder Report, Holdings (Details) - AFL CIO HOUSING INVESTMENT TRUST	Jun. 30, 2024
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%
Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.33%
Multifamily Construction Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.34%
Single Family [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.61%
Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%